Financial Risk Management - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 90,682,938	¥ 85,129,070	¥ 84,805,192
VaR holding period	1 day
VaR confidence interval percentage	99.00%
BPV movement in interest rates	0.01%
VaR observation period	4 years
Threshold percentage applied by FSA	15.00%
Ratio of decline in the economic value of equity to Tier 1 capital	6.80%	4.20%
Total capital requirement on full implementation	8.00%
Lifetime ECL credit-impaired [member] | Modified Loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 28,908
Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Permitted level of percentage for reducing strategic equity investments		100.00%
Before adoption of Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Common Equity Tier 1 capital requirement	2.00%
Minimum Tier 1 capital requirement	4.00%
Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Common Equity Tier 1 capital requirement	4.50%
Total minimum Common Equity Tier 1 capital ratio on full implementation	7.00%
Minimum Tier 1 capital requirement	6.00%
Minimum Tier 1 capital requirement on full implementation	8.50%
G-SIB surcharge on full implementation	1.00%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements	4.50%
Basel III [member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	2.50%
Total capital requirement on full implementation	10.50%
Countercyclical buffer	2.50%
G-SIB surcharge on full implementation	2.50%
Basel III [member] | Minimum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	0.625%
Total capital requirement on full implementation	8.00%
Countercyclical buffer	0.00%
G-SIB surcharge on full implementation	1.00%
Sumitomo mitsui banking corporation [member]
Disclosure of detailed information about financial instruments [line items]
Ratio of decline in the economic value of equity to Tier 1 capital	7.80%	4.80%
Sumitomo mitsui banking corporation [member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	5 years
Sumitomo mitsui banking corporation [member] | Daily average [Member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	2 years 6 months
VaR for Non-trading Activity - Strategic Equity Investment [Member]
Disclosure of detailed information about financial instruments [line items]
VaR holding period	1 year
VaR observation period	10 years
Loans and advances past due but not impaired [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances		¥ 163,902